Reporting and Accounting Policies - Compensation Expense Recognized for Equity-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Tax benefit	$ 18	$ 17	$ 17